Disclosure on Individual Items of the Consolidated Financial Statements (Details)								6 Months Ended	12 Months Ended
	Dec. 28, 2023 EUR (€) shares	Dec. 28, 2023 USD ($) $ / shares shares	Dec. 22, 2022 shares	Mar. 31, 2022 $ / shares shares	Mar. 04, 2022 $ / shares shares	Dec. 21, 2021 shares	Jan. 26, 2021 shares	Jul. 05, 2023 USD ($) $ / shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 28, 2023 USD ($) $ / shares shares	Dec. 22, 2023 EUR (€)	Dec. 22, 2023 USD ($)	Dec. 22, 2021 $ / shares	Jan. 27, 2021 $ / shares	Dec. 31, 2020 EUR (€)
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Revenue from contracts with customers									€ 107,384,000		€ 26,430,000		€ 33,035,000
Stock compensation													42,000
Capitalized development cost									5,404,000		7,406,000		3,904,000
Amortization Development Cost									2,463,000		2,458,000		2,249,000
Government grants amount									2,030,000		4,615,000		4,381,000
Grants had not yet been paid									2,390,000		354,000		96,000
Carrying amount of asset									2,030,000
Cost of sales									4,191,000
Public and private warrant liabilities									10,859,000		10,329,000		0
Interest expenses from shareholder loans									2,784,000		0		0
Par value (in Dollars per share) | $ / shares															$ 0.0001			$ 9.77	$ 0.0001
Loss attributable to the shareholders									€ 55,081,000		€ 18,906,000		€ 87,640,000
Weighted average basic (in Shares) | shares									48,919	48,919	48,809	48,809	25,344
Weighted average diluted (in Shares) | shares									49,208	49,208	49,005	49,005	25,344
Intangible asset useful life									4 years	4 years
Carrying amount									€ 3,199,000
Cash outflow for leases									€ 1,065,000		€ 828,000		€ 569,000
Convertible loan granted											5,000,000
Loan interest rate									6.00%	6.00%
Loan balance									€ 3,221,000
Accrued interest									63,000
Credit loss									85,000
Write downs of inventories									8,093		(78)		1,834
Cash at banks includes restricted cash									€ 1,475,000		12,042,000
Description of shareholders									The shareholders of EUSG II (formerly EUSG), who decided not to redeem their shares, received 4,870,815 shares in ADSE Holdco with a nominal value of USD 0.0001 resulting in share capital of EUR 431. To effectuate the merger of ADSE Holdco with ADSE GM additional 24,683,333 were issued to the equity holders of ADSE GM with a nominal value of USD 0.0001 resulting in an increase of share capital by EUR 2,184. As part of the PIPE investment additional 15.6 million shares with a nominal value of USD 0.0001 were issued resulting in an increase in share capital by EUR 1,380. As of December 31, 2021, following the merger and capital reorganization ADSE Holdco had 48,807,898 shares in issue.	The shareholders of EUSG II (formerly EUSG), who decided not to redeem their shares, received 4,870,815 shares in ADSE Holdco with a nominal value of USD 0.0001 resulting in share capital of EUR 431. To effectuate the merger of ADSE Holdco with ADSE GM additional 24,683,333 were issued to the equity holders of ADSE GM with a nominal value of USD 0.0001 resulting in an increase of share capital by EUR 2,184. As part of the PIPE investment additional 15.6 million shares with a nominal value of USD 0.0001 were issued resulting in an increase in share capital by EUR 1,380. As of December 31, 2021, following the merger and capital reorganization ADSE Holdco had 48,807,898 shares in issue.
Merger description									Following the merger with ADSE GM in 2021, which is accounted for as a capital reorganization, the subscribed capital of ADSE GM amounting to EUR 32,039 was reclassified to capital reserves. As part of the capital reorganization, accumulated losses and public warrant liability of EUSG amounting to EUR 16.8 million were deducted from capital reserves. Furthermore, capital reserves include EUR 43.1 million additional paid-in capital for the remaining 4,870,815 EUSG shares after redemptions and the excess of fair value of issued shares over net assets assumed as part of the merger amounting to EUR 58.5 million. Capital reserves are reduced by transaction costs amounting to EUR 11.0 million and payments for acquisition of a shareholding of an existing ADSE GM shareholder amounting to EUR 20 million. Moreover, the difference between the cash received and the nominal value of 15.6 million shares issued to the PIPE investors amounting to EUR 138.0 million is recorded within capital reserves.	Following the merger with ADSE GM in 2021, which is accounted for as a capital reorganization, the subscribed capital of ADSE GM amounting to EUR 32,039 was reclassified to capital reserves. As part of the capital reorganization, accumulated losses and public warrant liability of EUSG amounting to EUR 16.8 million were deducted from capital reserves. Furthermore, capital reserves include EUR 43.1 million additional paid-in capital for the remaining 4,870,815 EUSG shares after redemptions and the excess of fair value of issued shares over net assets assumed as part of the merger amounting to EUR 58.5 million. Capital reserves are reduced by transaction costs amounting to EUR 11.0 million and payments for acquisition of a shareholding of an existing ADSE GM shareholder amounting to EUR 20 million. Moreover, the difference between the cash received and the nominal value of 15.6 million shares issued to the PIPE investors amounting to EUR 138.0 million is recorded within capital reserves.
Share issued (in Shares) | shares									1					1
share capital (in Dollars) | $															$ 167
Exercise price of warrants (in Dollars per share) | $ / shares										$ 7
Exercise price of warrants increase (in Dollars per share) | $ / shares										$ 8
Increase equity	€ 7,009,000	$ 7,802,000							€ 8,192,000		2,715,000		193,121,000
Warrants amounts liability	1,989,000														2,198,000
Transaction costs	€ 268,000	$ 283,000
Share price (in Shares) | shares						32,039
Ordinary shares (in Shares) | shares						24,683,333
Share capital amounts									4,000		4,000		4,000
Warrant liabilities									€ 8,523,000		2,439,000
Public warrants (in Shares) | shares									7,187,486	7,187,486
Private warrants (in Shares) | shares			1,339,285						4,475,000	4,475,000
Lender warrants in issue (in Shares) | shares									100,000	100,000
Warrants shares issued (in Shares) | shares	714,285	714,285
ordinary share (in Dollars per share) | $ / shares										$ 11.5
Share price (in Dollars per share) | $ / shares										18
Public warrants (in Dollars per share) | $ / shares										$ 0.01
Constant maturity US treasury rates									11 months 26 days	11 months 26 days
Dividend yield percentage									0.00%	0.00%
Warrants issued (in Shares) | shares									3,216,667	3,216,667
Fair value of warrants									€ 11,114,000		0
Warrants exercise price (in Shares) | shares									1,716,667	1,716,667
Warrants issued (in Dollars per share) | $ / shares		$ 8								$ 3
Share capital (in Dollars) | $															$ 167
Warrants exercise price (in Dollars per share) | $ / shares														$ 6.2
Recognized provision onerous contract amount									€ 10,973,000
Principal amount									17,738,000
Interest payable									863,000
Loans amount									4,693,000
Loans and borrowings amount									€ 13,908,000
Loans and borrowings amount											0
Total nominal amount (in Dollars) | $														$ 15,000,000
Loan interest rate									10.00%					10.00%
Measured share price grant date (in Shares) | shares					331,250
Grant date fair value (in Dollars per share) | $ / shares				$ 862	$ 840			$ 6
RSUs granted (in Shares) | shares				11,600
Measured share price grant date (in Dollars) | $								$ 7.35
Remaining contractual lifetime									2 years 321 days	2 years 321 days
Increase in equity									€ 729,000		€ 1,370,000		10,000
Vested RSUs (in Shares) | shares									30,125	30,125	27,609	27,609
Shareholder loans									€ 4,693,000
Contractual life of the NQSOs outstanding									8 years 354 days	8 years 354 days
Average expected percentage									0.00%	0.00%
Non-current lending to customer amount									€ 832,000		€ 1,397,000
Financial assets recognized									104,000		(228,000)		(171,000)
Cash and cash equivalents comprise cash									29,162,000		34,441,000
Loans and borrowings amount									13,908,000
Cash and cash equivalents									29,162,000		34,441,000		101,813,000							€ 18,000
Warrant liabilities									€ 21,626,000		2,439,000
Foreign currencies									95.00%	95.00%
Depreciated percentage									10.00%	10.00%
Depreciated percentage									10.00%	10.00%
IPO [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Public warrants (in Shares) | shares							6,250,000
Over-Allotment Options [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Warrants shares issued (in Shares) | shares									937,486	937,486
Sponsor [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Private warrants (in Shares) | shares									4,475,000	4,475,000
Onerous contracts provision [member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Recognized provision onerous contract amount									€ 10,983,000		11,000
Loans and Borrowings [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Warrants issued (in Shares) | shares									3,216,667	3,216,667
Class A Common Shares [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Ordinary shares (in Shares) | shares									4,870,815	4,870,815
Dividend yield percentage									0.00%	0.00%
Warrant Liabilities - Capital Increase [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Fair value of warrants									€ 1,989,000		0
Top of Range [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Charging revenues									89,323,000		19,506,000		21,118,000
Commercial and industrial revenues									€ 14,186,000		4,311,000		€ 4,453,000
Carrying amount											4,580,000
Lease maturity runs									7 years	7 years
Increase equity	€ 6,741,000
Constant maturity US treasury rates									3 years 11 months 23 days	3 years 11 months 23 days
Reporting date amount | $														$ 20,375,000
Paid with maturity date | $																	$ 775,000
Average expected fluctuation									5.00%	5.00%
Exercise price (in Dollars) | $										$ 10
Currency risks amount											10,087,000
Foreign currencies													94.00%
Bottom of Range [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Charging revenues									€ 0		0		€ 2,603,000
Commercial and industrial revenues									€ 1,602,000		€ 152,000		2,721,000
Lease maturity runs									1 year	1 year
Constant maturity US treasury rates									2 years 11 months 23 days	2 years 11 months 23 days
Reporting date amount									€ 18,468,000
Paid with maturity date																€ 703,000
Average expected fluctuation									0.00%	0.00%
Average expected percentage									5.00%	5.00%
Currency risks amount									€ 9,806,000
Foreign currencies											87.00%	87.00%
ADSE Holdco [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Stock compensation									1,365,000		€ 2,770,000		10,000
Contract amount									10,973,000
Share issued (in Shares) | shares	1,666,667														1,666,667
Warrants shares issued (in Shares) | shares	1,339,285	1,339,285
Increase in equity									832,000		1,397,000		0
Payroll taxes decrease									110,000		77,000
Net Increase In Equity									619,000		1,293,000
Charge box (CBX) [Member] | Bottom of Range [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Carrying amount									3,608,000
DC-CBX [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Carrying amount									4,743,000		6,021,000
CPT [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Carrying amount									€ 14,186,000		8,334,000
Investor [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Par value (in Dollars per share) | $ / shares															$ 6
Second shareholder loan [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Warrants issued (in Dollars per share) | $ / shares										$ 6.2
Second shareholder loan [Member] | Top of Range [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Constant maturity US treasury rates									1 year 7 months 17 days	1 year 7 months 17 days
First Shareholder Loan [Member] | Bottom of Range [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Constant maturity US treasury rates									1 year 4 months 2 days	1 year 4 months 2 days
Two Shareholder Loans [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Total nominal amount (in Dollars) | $														$ 12,875,000
Two Major Customers [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Revenue from contracts with customers									€ 7,262,000		€ 8,879,000		€ 2,721,000
Revenue from contracts with customers [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Revenues generated									72.10%	72.10%	73.90%	73.90%	72.10%
Cost of Goods Sold [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Write-downs of inventories									€ 8,093,000			$ 78	€ 1,834,000
Stock compensation									147,000		€ 0		0
Research and Development Expenses [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Stock compensation									€ 49,000		0		0
Warrants [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Share issued (in Shares) | shares	1,339,285														1,339,285
Warrants shares issued (in Shares) | shares	625,000	625,000
Constant maturity US treasury rates									5 months 26 days	5 months 26 days
Dividend yield percentage									0.00%	0.00%
Warrants exercise price (in Shares) | shares									1,500,000	1,500,000
Warrants exercise price (in Dollars per share) | $ / shares															$ 7
Ordinary shares [member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Par value (in Dollars per share) | $ / shares															$ 0.0001
Share issued (in Shares) | shares	1,666,667														1,666,667
Restricted Stock Units (RSUs) [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) [Line Items]
Shareholder loans									€ 729,000		€ 1,370,000		€ 10,000